UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-08464
High Income Opportunities Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
October 31
Date of Fiscal Year End
April 30, 2010
Date of Reporting Period

Item 1. Reports to Stockholders

High Income Opportunities Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 5.2%(1)

	Principal
	Amount
Security	(000’s omitted)	Value

Aerospace — 0.5%

Hawker Beechcraft Acquisition, Term Loan, 2.28%, Maturing 3/26/14	$2,570	$2,212,862
Hawker Beechcraft Acquisition, Term Loan, 2.29%, Maturing 3/26/14	153	131,613
Hawker Beechcraft Acquisition, Term Loan, 10.50%, Maturing 3/26/14	1,821	1,832,230

		$4,176,705

Automotive & Auto Parts — 0.7%

EPD Holdings, (Goodyear Engineering Products), Term Loan - Second Lien, 6.01%, Maturing 7/13/15	$2,560	$2,165,332
Ford Motor Co., Revolver Loan, Maturing 11/30/13(2)	4,325	3,846,547

		$6,011,879

Broadcasting — 0.7%

HIT Entertainment, Inc., Term Loan - Second Lien, 5.75%, Maturing 2/26/13	$9,180	$5,859,897

		$5,859,897

Building Materials — 0.4%

Panolam Industries Holdings, Inc., Term Loan, 8.25%, Maturing 12/31/13	$1,957	$1,829,537
Panolam Industries Holdings, Inc., Term Loan, 8.25%, Maturing 6/30/14	1,321	1,246,740

		$3,076,277

Capital Goods — 0.1%

Dresser, Inc., Term Loan - Second Lien, 6.00%, Maturing 5/4/15	$1,080	$1,050,840

		$1,050,840

Consumer Products — 0.2%

Amscan Holdings, Inc., Term Loan, 2.53%, Maturing 5/25/13	$1,411	$1,357,792

		$1,357,792

Food & Drug Retail — 0.4%

Rite Aid Corp., Term Loan, 9.50%, Maturing 6/10/15	$2,860	$2,991,082

		$2,991,082

Food / Beverage / Tobacco — 0.0%

Dole Food Company, Inc., Term Loan, 7.99%, Maturing 8/30/10	$271	$274,383

		$274,383

Gaming — 0.5%

BLB Worldwide Holdings, Term Loan - Second Lien, 0.00%, Maturing 7/18/12(3)	$5,410	$324,600
Cannery Casino Resorts, LLC, Term Loan - Second Lien, 4.51%, Maturing 5/16/14	1,580	1,335,100
Great Lakes Entertainment, Term Loan, 9.00%, Maturing 8/15/12	2,911	2,809,340

		$4,469,040

Health Care — 0.2%

IASIS Healthcare, (PIK), Term Loan, 5.59%, Maturing 6/13/14	$2,109	$2,017,981

		$2,017,981

Services — 0.4%

Neff Rental, Inc., Term Loan - Second Lien, 5.75%, Maturing 11/13/14	$1,310	$209,600
Travelport, LLC, Term Loan, 10.50%, Maturing 8/23/13	2,630	2,648,176

		$2,857,776

Steel — 0.2%

RathGibson, Inc., DIP Loan, 10.75%, Maturing 6/30/10(4)	$1,612	$1,612,308

		$1,612,308

Transportation Ex Air / Rail — 0.3%

CEVA Group, PLC, Term Loan, 3.26%, Maturing 6/15/15	$2,401	$2,184,517
CEVA Group, PLC, Term Loan, 3.29%, Maturing 6/15/15	590	536,818

		$2,721,335

See notes to financial statements

High Income Opportunities Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

	Principal
	Amount
Security	(000’s omitted)	Value

Utilities — 0.6%

TXU Texas Competitive Electric Holdings Co., LLC, Term Loan, 3.75%, Maturing 10/10/14	$5,493	$4,517,988

		$4,517,988

Total Senior Floating-Rate Interests
(identified cost $51,682,900)		$42,995,283

Corporate Bonds & Notes — 85.0%

	Principal
	Amount
Security	(000’s omitted)	Value

Aerospace — 0.1%

Hawker Beechcraft Acquisition Co., LLC/Hawker Beechcraft Notes Co., 8.50%, 4/1/15	$500	$441,250

		$441,250

Air Transportation — 0.2%

Continental Airlines, 7.033%, 6/15/11	$985	$994,952
United Air Lines, Inc., Sr. Notes, 9.875%, 8/1/13(5)	550	578,875

		$1,573,827

Automotive & Auto Parts — 4.0%

Affinia Group, Inc., Sr. Notes, 10.75%, 8/15/16(5)	$525	$579,469
Allison Transmission, Inc., (PIK), 11.25%, 11/1/15(5)	5,436	5,897,626
American Axle & Manufacturing Holdings, Inc., Sr. Notes, 7.875%, 3/1/17	1,125	1,077,188
American Axle & Manufacturing Holdings, Inc., Sr. Notes, 9.25%, 1/15/17(5)	3,840	4,099,200
Commercial Vehicle Group, Inc., Sr. Notes, 8.00%, 7/1/13	1,660	1,381,950
Ford Motor Credit Co., Sr. Notes, 7.50%, 8/1/12	2,010	2,078,438
Ford Motor Credit Co., Sr. Notes, 8.00%, 12/15/16	4,890	5,218,921
Ford Motor Credit Co., Sr. Notes, 8.125%, 1/15/20	1,380	1,464,551
Ford Motor Credit Co., Sr. Notes, 12.00%, 5/15/15	1,305	1,580,530
Goodyear Tire & Rubber Co. (The), Sr. Notes, 10.50%, 5/15/16	3,770	4,217,687
Lear Corp., 7.875%, 3/15/18	545	557,944
Lear Corp., 8.125%, 3/15/20	680	697,000
Navistar International Corp., 8.25%, 11/1/21	2,315	2,453,900
United Components, Inc., Sr. Sub. Notes, 9.375%, 6/15/13	1,670	1,686,700

		$32,991,104

Banks and Thrifts — 1.7%

CIT Group, Inc., Sr. Notes, 7.00%, 5/1/14	$1,450	$1,410,125
CIT Group, Inc., Sr. Notes, 7.00%, 5/1/17	1,430	1,363,862
General Motors Acceptance Corp., 6.875%, 9/15/11	571	583,848
General Motors Acceptance Corp., 8.00%, 12/31/18	2,280	2,294,250
General Motors Acceptance Corp., 8.00%, 11/1/31	2,515	2,464,700
General Motors Acceptance Corp., 8.30%, 2/12/15(5)	5,560	5,817,150

		$13,933,935

Broadcasting — 3.0%

Allbritton Communications Co., Sr. Notes, 8.00%, 5/15/18(5)	$690	$693,450
Clear Channel Communications, Inc., Sr. Notes, 4.40%, 5/15/11	705	676,800
Clear Channel Communications, Inc., Sr. Notes, 6.25%, 3/15/11	9,055	8,896,537
Clear Channel Communications, Inc., Sr. Notes, 7.65%, 9/15/10	1,485	1,488,712
Clear Channel Worldwide Holdings, Inc., Series A, 9.25%, 12/15/17(5)	2,980	3,207,225
Clear Channel Worldwide Holdings, Inc., Series B, 9.25%, 12/15/17(5)	745	799,013
Rainbow National Services, LLC, Sr. Sub. Notes, 10.375%, 9/1/14(5)	1,675	1,767,125
Sirius XM Radio, Inc., Sr. Notes, 9.75%, 9/1/15(5)	1,305	1,432,238
XM Satellite Radio Holdings, Inc., Sr. Notes, 11.25%, 6/15/13(5)	2,120	2,337,300
XM Satellite Radio Holdings, Inc., Sr. Notes, 13.00%, 8/1/13(5)	3,125	3,562,500

		$24,860,900

Building Materials — 1.5%

Goodman Global Group, Inc., 0.00%, 12/15/14(5)	$4,000	$2,460,000
Goodman Global, Inc., 13.50%, 2/15/16	1,940	2,184,925
Interface, Inc., Sr. Notes, 11.375%, 11/1/13	640	736,000
Interface, Inc., Sr. Sub. Notes, 9.50%, 2/1/14	607	629,762
Masco Corp., Sr. Notes, 7.125%, 3/15/20	800	822,106

See notes to financial statements

High Income Opportunities Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

	Principal
	Amount
Security	(000’s omitted)	Value

Building Materials (continued)

Norcraft Cos. LP/Norcraft Finance Corp., 10.50%, 12/15/15(5)	$640	$683,200
Ply Gem Industries, Inc., 13.125%, 7/15/14(5)	3,830	4,002,350
Ply Gem Industries, Inc., Sr. Notes, 11.75%, 6/15/13	1,065	1,138,219

		$12,656,562

Cable / Satellite TV — 1.1%

Cablevision Systems Corp., Sr. Notes, 7.75%, 4/15/18	$1,350	$1,377,000
Cablevision Systems Corp., Sr. Notes, 8.00%, 4/15/20	675	690,187
CCO Holdings, LLC/CCO Capital Corp., 7.875%, 4/30/18(5)	680	695,300
Charter Communications, Inc., 8.00%, 4/30/12(5)	740	788,100
Charter Communications, Inc., Sr. Notes, 10.875%, 9/15/14(5)	2,340	2,655,900
Kabel Deutschland GmbH, 10.625%, 7/1/14	465	487,088
Virgin Media Finance PLC, 9.50%, 8/15/16	2,005	2,210,512

		$8,904,087

Capital Goods — 2.2%

American Railcar Industry, Sr. Notes, 7.50%, 3/1/14	$1,620	$1,587,600
Amsted Industries, Inc., Sr. Notes, 8.125%, 3/15/18(5)	2,890	2,904,450
Chart Industries, Inc., Sr. Sub. Notes, 9.125%, 10/15/15	2,370	2,399,625
ESCO Corp., Sr. Notes, 8.625%, 12/15/13(5)	1,720	1,788,800
Greenbrier Cos., Inc., 8.375%, 5/15/15	145	138,475
Manitowoc Co., Inc. (The), 9.50%, 2/15/18	455	480,025
RBS Global & Rexnord Corp., 11.75%, 8/1/16	1,870	2,040,638
Reynolds Group Holdings, Inc., Sr. Notes, 8.50%, 5/15/18(5)	3,420	3,462,750
Terex Corp., Sr. Notes, 10.875%, 6/1/16	2,555	2,880,762

		$17,683,125

Chemicals — 3.3%

Ashland, Inc., 9.125%, 6/1/17(5)	$1,630	$1,862,275
CF Industries, Inc., Sr. Notes, 6.875%, 5/1/18	2,740	2,863,300
CF Industries, Inc., Sr. Notes, 7.125%, 5/1/20	2,040	2,152,200
CII Carbon, LLC, 11.125%, 11/15/15(5)	1,665	1,710,788
Dow Chemical Co. (The), 8.55%, 5/15/19	555	679,278
Georgia Gulf Corp., 9.00%, 1/15/17(5)	355	376,300
INEOS Group Holdings PLC, Sr. Sub. Notes, 8.50%, 2/15/16(5)	4,115	3,682,925
Koppers, Inc., 7.875%, 12/1/19(5)	315	326,025
LBI Escrow Corp., Sr. Notes, 8.00%, 11/1/17(5)	4,075	4,232,906
Nova Chemicals Corp., Sr. Notes, 8.375%, 11/1/16(5)	1,610	1,678,425
Reichhold Industries, Inc., Sr. Notes, 9.00%, 8/15/14(5)	4,255	4,127,350
Solutia, Inc., 8.75%, 11/1/17	1,420	1,522,950
Terra Capital, Inc., 7.75%, 11/1/19	1,555	1,914,594

		$27,129,316

Consumer Products — 2.1%

ACCO Brands Corp., 7.625%, 8/15/15	$1,190	$1,139,425
ACCO Brands Corp., Sr. Notes, 10.625%, 3/15/15(5)	1,920	2,136,000
Amscan Holdings, Inc., Sr. Sub. Notes, 8.75%, 5/1/14	5,960	6,064,300
Libbey Glass, Inc., Sr. Notes, 10.00%, 2/15/15(5)	2,600	2,759,250
Revlon Consumer Products Corp., 9.75%, 11/15/15(5)	3,560	3,675,700
Scotts Miracle-Gro Co. (The), 7.25%, 1/15/18	550	563,750
Sealy Mattress Co., Sr. Notes, 10.875%, 4/15/16(5)	1,125	1,288,125

		$17,626,550

Containers — 0.6%

Intertape Polymer US, Inc., Sr. Sub. Notes, 8.50%, 8/1/14	$3,855	$3,315,300
Solo Cup Co., Sr. Notes, 10.50%, 11/1/13	1,295	1,385,650

		$4,700,950

Diversified Media — 4.3%

Catalina Marketing Corp., 11.625%, 10/1/17(5)	$2,965	$3,187,375
Catalina Marketing Corp., (PIK), 10.50%, 10/1/15(5)	14,135	15,089,112
Interpublic Group Cos., Inc., 10.00%, 7/15/17	2,000	2,297,500
Lamar Media Corp., Sr. Sub. Notes, 7.875%, 4/15/18(5)	410	421,275
LBI Media, Inc., Sr. Disc. Notes, 11.00%, 10/15/13	2,760	2,277,000
MDC Partners, Inc., 11.00%, 11/1/16(5)	2,200	2,420,000
Nielsen Finance, LLC, 10.00%, 8/1/14	2,780	2,932,900
Nielsen Finance, LLC, 11.50%, 5/1/16	1,870	2,131,800
Nielsen Finance, LLC, 12.50%, (0.00% until 8/1/11), 8/1/16	1,520	1,482,000

See notes to financial statements

High Income Opportunities Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

	Principal
	Amount
Security	(000’s omitted)	Value

Diversified Media (continued)

Nielsen Finance, LLC, Sr. Notes, 11.625%, 2/1/14	$220	$250,800
Warner Music Group Acquisition Corp., Sr. Notes, 9.50%, 6/15/16(5)	2,335	2,533,475

		$35,023,237

Energy — 7.4%

ATP Oil & Gas Corp, Sr. Notes, 11.875%, 5/1/15(5)	$2,045	$2,050,112
Berry Petroleum Co., Sr. Notes, 10.25%, 6/1/14	1,905	2,119,312
Bill Barrett Corp., 9.875%, 7/15/16	385	415,800
Coffeyville Resources, LLC/Coffeyville Finance, Inc., Sr. Notes, 9.00%, 4/1/15(5)	2,540	2,603,500
Compton Petroleum Finance Corp., 7.625%, 12/1/13	2,545	2,175,975
Continental Resources, Inc., 7.375%, 10/1/20(5)	280	291,200
Denbury Resources, Inc., 8.25%, 2/15/20	1,639	1,766,023
Denbury Resources, Inc., Sr. Sub. Notes, 9.75%, 3/1/16	3,050	3,385,500
El Paso Corp., Sr. Notes, 9.625%, 5/15/12	2,880	3,124,103
El Paso Tennessee Pipeline Co., Sr. Notes, 7.25%, 12/15/25	3,520	3,266,254
Expro Finance Luxembourg SCA, 8.50%, 12/15/16(5)	2,905	2,992,150
Forbes Energy Services, Sr. Notes, 11.00%, 2/15/15	4,040	3,787,500
Holly Corp., 9.875%, 6/15/17(5)	1,710	1,786,950
McJunkin Red Man Corp., Sr. Notes, 9.50%, 12/15/16(5)	2,080	2,176,200
OPTI Canada, Inc., Sr. Notes, 7.875%, 12/15/14	1,915	1,833,613
OPTI Canada, Inc., Sr. Notes, 8.25%, 12/15/14	2,060	1,987,900
Petroleum Development Corp., Sr. Notes, 12.00%, 2/15/18	1,570	1,695,600
Petroplus Finance, Ltd., 6.75%, 5/1/14(5)	200	191,000
Petroplus Finance, Ltd., 7.00%, 5/1/17(5)	1,480	1,354,200
Petroplus Finance, Ltd., Sr. Notes, 9.375%, 9/15/19(5)	3,235	3,105,600
Quicksilver Resources, Inc., Sr. Notes, 11.75%, 1/1/16	2,720	3,168,800
Rosetta Resources, Inc., 9.50%, 4/15/18(5)	1,015	1,045,450
SandRidge Energy, Inc., 8.75%, 1/15/20(5)	1,190	1,201,900
SandRidge Energy, Inc., Sr. Notes, (PIK), 8.625%, 4/1/15	4,240	4,293,000
SESI, LLC, Sr. Notes, 6.875%, 6/1/14	700	700,000
United Refining Co., Sr. Notes, 10.50%, 8/15/12	8,420	8,209,500

		$60,727,142

Entertainment / Film — 1.3%

AMC Entertainment, Inc., 11.00%, 2/1/16	$10,255	$11,024,125

		$11,024,125

Environmental — 0.7%

Casella Waste Systems, Inc., Sr. Notes, 11.00%, 7/15/14(5)	$650	$708,500
Waste Services, Inc., Sr. Sub. Notes, 9.50%, 4/15/14	4,915	5,074,737

		$5,783,237

Food / Beverage / Tobacco — 2.9%

ASG Consolidated, LLC/ASG Finance, Inc., Sr. Disc. Notes, 11.50%, 11/1/11	$6,585	$6,840,169
ASG Consolidated, LLC/ASG Finance, Inc., Sr. Notes, 15.00%, 5/15/17(5)	1,610	1,623,411
ASG Consolidated, LLC/ASG Finance, Inc., Sr. Sub. Notes, 10.75%, 5/15/16(5)	2,480	2,498,600
C&S Group Enterprises, LLC, 8.375%, 5/1/17(5)	1,705	1,726,313
Dole Foods Co., Sr. Notes, 13.875%, 3/15/14	1,680	2,041,200
Pinnacle Foods Finance, LLC, 9.25%, 4/1/15(5)	1,635	1,708,575
Pinnacle Foods Finance, LLC, 10.625%, 4/1/17	175	189,000
Smithfield Foods, Inc., Sr. Notes, 7.75%, 5/15/13	115	117,300
Smithfield Foods, Inc., Sr. Notes, 10.00%, 7/15/14(5)	2,140	2,412,850
U.S. Foodservice, Inc., Sr. Notes, 10.25%, 6/30/15(5)	4,780	4,971,200

		$24,128,618

Gaming — 6.8%

Buffalo Thunder Development Authority, 9.375%, 12/15/14(3)(5)	$5,755	$992,738
CCM Merger, Inc., 8.00%, 8/1/13(5)	2,435	2,255,419
Chukchansi EDA, Sr. Notes, Variable Rate, 4.024%, 11/15/12(5)	595	470,050
Eldorado Casino Shreveport, (PIK), 10.00%, 8/1/12(4)	705	621,378
Fontainebleau Las Vegas Casino, LLC, 11.00%, 6/15/15(3)(5)	9,480	177,750
Galaxy Entertainment Finance, 9.875%, 12/15/12(5)	1,160	1,217,281
Greektown Holdings, LLC, Sr. Notes, 10.75%, 12/1/13(3)(5)	1,180	84,075
Harrah’s Operating Co., Inc., 5.625%, 6/1/15	7,100	5,094,250
Harrah’s Operating Co., Inc., Sr. Notes, 11.25%, 6/1/17	3,760	4,117,200

See notes to financial statements

High Income Opportunities Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

	Principal
	Amount
Security	(000’s omitted)	Value

Gaming (continued)

Harrah’s Operating Co., Inc., Sr. Notes, 12.75%, 4/15/18(5)	$2,760	$2,742,750
Inn of the Mountain Gods, Sr. Notes, 12.00%, 11/15/10(3)	3,615	1,793,944
Majestic HoldCo, LLC, 12.50%, 10/15/11(3)(5)	1,620	8,586
MGM Mirage, Inc., 8.375%, 2/1/11	4,760	4,843,300
MGM Mirage, Inc., Sr. Notes, 9.00%, 3/15/20(5)	680	717,400
MGM Mirage, Inc., Sr. Notes, 10.375%, 5/15/14(5)	1,305	1,435,500
MGM Mirage, Inc., Sr. Notes, 11.125%, 11/15/17(5)	1,350	1,540,687
Midwest Gaming Borrower, LLC/Midwest Finance Corp., Sr. Notes, 11.625%, 4/15/16(5)	870	898,275
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 6.125%, 2/15/13	405	366,525
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 6.875%, 2/15/15	2,930	2,329,350
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 7.125%, 8/15/14	2,760	2,256,300
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 8.00%, 4/1/12	3,250	3,103,750
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 8.375%, 7/1/11	1,000	980,745
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 11.50%, 11/1/17(5)	1,620	1,733,400
MTR Gaming Group, Inc., Sr. Notes, 12.625%, 7/15/14	2,055	2,168,025
Peninsula Gaming, LLC, 8.375%, 8/15/15(5)	390	400,725
Peninsula Gaming, LLC, 10.75%, 8/15/17(5)	1,935	1,988,212
Pinnacle Entertainment, Inc., Sr. Sub. Notes, 7.50%, 6/15/15	1,235	1,194,862
Pokagon Gaming Authority, Sr. Notes, 10.375%, 6/15/14(5)	1,184	1,249,120
San Pasqual Casino, 8.00%, 9/15/13(5)	1,335	1,303,294
Seminole Hard Rock Entertainment, Variable Rate, 2.757%, 3/15/14(5)	990	889,763
Tunica-Biloxi Gaming Authority, Sr. Notes, 9.00%, 11/15/15(5)	3,605	3,447,281
Waterford Gaming, LLC, Sr. Notes, 8.625%, 9/15/14(4)(5)	4,654	3,714,823

		$56,136,758

Health Care — 7.5%

Accellent, Inc., 10.50%, 12/1/13	$2,465	$2,495,812
Accellent, Inc., Sr. Notes, 8.375%, 2/1/17(5)	2,840	2,886,150
American Renal Holdings, Sr. Notes, 8.375%, 5/15/18(5)	550	556,875
AMR HoldCo, Inc./EmCare HoldCo, Inc., Sr. Sub. Notes, 10.00%, 2/15/15	3,575	3,776,094
Apria Healthcare Group, Inc., Sr. Notes, 12.375%, 11/1/14(5)	320	355,200
Biomet, Inc., 11.625%, 10/15/17	6,975	7,846,875
Biomet, Inc., (PIK), 10.375%, 10/15/17	640	707,200
DJO Finance, LLC/DJO Finance Corp., 10.875%, 11/15/14	3,465	3,811,500
DJO Finance, LLC/DJO Finance Corp., Sr. Notes, 10.875%, 11/15/14(5)	320	352,000
HCA, Inc., 9.875%, 2/15/17(5)	2,195	2,436,450
HCA, Inc., Sr. Notes, 7.25%, 9/15/20(5)	2,680	2,810,650
Inverness Medical Innovations, Inc., Sr. Sub. Notes, 9.00%, 5/15/16	3,230	3,302,675
MultiPlan, Inc., Sr. Sub. Notes, 10.375%, 4/15/16(5)	5,835	6,068,400
National Mentor Holdings, Inc., 11.25%, 7/1/14	3,670	3,688,350
Patheon, Inc., Sr. Notes, 8.625%, 4/15/17(5)	1,080	1,096,200
Quintiles Transnational Corp., (PIK), Sr. Notes, 9.50%, 12/30/14(5)	6,210	6,303,150
Radiation Therapy Services, Inc., Sr. Sub. Notes, 9.875%, 4/15/17(5)	1,235	1,265,875
Res-Care, Inc., Sr. Notes, 7.75%, 10/15/13	2,370	2,381,850
Rural/Metro Corp., Sr. Disc. Notes, 12.75%, 3/15/16	2,470	2,630,550
US Oncology, Inc., 10.75%, 8/15/14	1,655	1,733,612
US Oncology, Inc., Sr. Notes, 9.125%, 8/15/17	2,040	2,142,000
Valeant Pharmaceuticals International, 8.375%, 6/15/16	1,375	1,450,625
Valeant Pharmaceuticals International, Sr. Notes, 7.625%, 3/15/20(5)	935	956,038
Viant Holdings, Inc., 10.125%, 7/15/17(5)	440	444,400

		$61,498,531

Homebuilders / Real Estate — 0.3%

CB Richard Ellis Service, Inc., Sr. Sub. Notes, 11.625%, 6/15/17	$1,990	$2,268,600

		$2,268,600

Insurance — 0.4%

Alliant Holdings I, Inc., 11.00%, 5/1/15(5)	$1,795	$1,862,313
HUB International Holdings, Inc., Sr. Notes, 9.00%, 12/15/14(5)	670	656,600
U.S.I. Holdings Corp., Sr. Notes, Variable Rate, 4.125%, , 11/15/14(5)	1,200	1,029,000

		$3,547,913

See notes to financial statements

High Income Opportunities Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

	Principal
	Amount
Security	(000’s omitted)	Value

Leisure — 1.2%

HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., 12.50%, 4/1/13(3)(4)(5)	$2,315	$0
HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., Sr. Notes, (PIK), 14.50%, 4/1/14(3)(4)(5)	3,274	0
HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., Variable Rate, 0.00%, 4/1/12(3)(4)(5)	3,985	0
Live Nation Entertainment, Inc., Sr. Notes, 8.125%, 5/15/18(5)	590	609,175
MU Finance PLC, Sr. Notes, 8.375%, 2/1/17(5)	2,130	2,098,050
Royal Caribbean Cruises, Sr. Notes, 6.875%, 12/1/13	858	891,800
Royal Caribbean Cruises, Sr. Notes, 7.00%, 6/15/13	1,750	1,824,375
Royal Caribbean Cruises, Sr. Notes, 7.25%, 6/15/16	535	544,363
Royal Caribbean Cruises, Sr. Notes, 7.25%, 3/15/18	1,355	1,365,163
Universal City Development Partners, Ltd., Sr. Notes, 8.875%, 11/15/15(5)	1,215	1,251,450
Universal City Development Partners, Ltd., Sr. Sub. Notes, 10.875%, 11/15/16(5)	1,485	1,585,237

		$10,169,613

Metals / Mining — 3.3%

Arch Coal, Inc., Sr. Notes, 8.75%, 8/1/16(5)	$765	$818,550
Cloud Peak Energy Resources, LLC/Cloud Peak Energy Finance Corp., 8.50%, 12/15/19(5)	1,555	1,609,425
Consol Energy, Inc., 8.00%, 4/1/17(5)	1,630	1,729,837
Consol Energy, Inc., 8.25%, 4/1/20(5)	1,365	1,460,550
FMG Finance PTY, Ltd., 10.625%, 9/1/16(5)	5,820	6,867,600
Murray Energy Corp., Sr. Notes, 10.25%, 10/15/15(5)	3,865	4,038,925
Novelis, Inc./GA, Sr. Notes, 11.50%, 2/15/15	785	867,425
Patriot Coal Corp., 8.25%, 4/30/18	720	725,400
Teck Resources, Ltd., Sr. Notes, 10.25%, 5/15/16	1,555	1,881,550
Teck Resources, Ltd., Sr. Notes, 10.75%, 5/15/19	5,805	7,256,250

		$27,255,512

Paper — 2.7%

Boise Paper Holdings, LLC, 8.00%, 4/1/20(5)	$545	$564,075
Boise Paper Holdings, LLC, Sr. Notes, 9.00%, 11/1/17(5)	1,825	1,966,438
Domtar Corp., Sr. Notes, 10.75%, 6/1/17	2,680	3,296,400
International Paper Co., 7.95%, 6/15/18	2,320	2,757,104
NewPage Corp., Sr. Notes, 11.375%, 12/31/14	8,085	8,347,762
Verso Paper Holdings, LLC/Verso Paper, Inc., 11.375%, 8/1/16	2,515	2,420,688
Verso Paper Holdings, LLC/Verso Paper, Inc., Sr. Notes, 9.125%, 8/1/14	2,225	2,280,625
Verso Paper Holdings, LLC/Verso Paper, Inc., Sr. Notes, Variable Rate, 3.999%, 8/1/14	245	224,175

		$21,857,267

Publishing / Printing — 0.0%

Local Insight Regatta Holdings, Inc., 11.00%, 12/1/17	$415	$300,875
Reader’s Digest Association, Inc. (The), Sr. Sub. Notes, 9.00%, 2/15/17(3)(4)	5,520	552

		$301,427

Railroad — 0.2%

Kansas City Southern Mexico, Sr. Notes, 7.375%, 6/1/14	$1,150	$1,178,750
Kansas City Southern Mexico, Sr. Notes, 7.625%, 12/1/13	650	671,125

		$1,849,875

Restaurants — 0.6%

El Pollo Loco, Inc., 11.75%, 11/15/13	$1,145	$1,024,775
NPC International, Inc., Sr. Sub. Notes, 9.50%, 5/1/14	3,380	3,439,150

		$4,463,925

Services — 5.4%

Avis Budget Group, Inc., 9.625%, 3/15/18(5)	$815	$884,275
Education Management, LLC, Sr. Sub. Notes, 10.25%, 6/1/16	998	1,082,830
Hertz Corp., 8.875%, 1/1/14	255	264,563
Hertz Corp., 10.50%, 1/1/16	625	673,438
JohnsonDiversey Holdings, Inc., Sr. Notes, (PIK), 10.50%, 5/15/20(5)	1,265	1,413,637
Laureate Education, Inc., 10.00%, 8/15/15(5)	7,020	7,283,250
Laureate Education, Inc., 11.75%, 8/15/17(5)	3,930	4,146,150
Laureate Education, Inc., (PIK), 10.25%, 8/15/15(5)	10,307	10,583,258
MediMedia USA, Inc., Sr. Sub. Notes, 11.375%, 11/15/14(5)	2,575	2,439,812
Muzak, LLC/Muzak Finance, Sr. Notes, (PIK), 15.00%, 7/31/14	1,620	1,389,150

See notes to financial statements

High Income Opportunities Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

	Principal
	Amount
Security	(000’s omitted)	Value

Services (continued)

RSC Equipment Rental, Inc., Sr. Notes, 10.00%, 7/15/17(5)	$3,290	$3,610,775
RSC Equipment Rental, Inc., Sr. Notes, 10.25%, 11/15/19(5)	535	560,413
ServiceMaster Co. (The), (PIK), 10.75%, 7/15/15(5)	1,490	1,596,162
Sitel LLC/Sitel Finance Corp., Sr. Notes, 11.50%, 4/1/18(5)	830	846,600
Ticketmaster Entertainment, Inc., 10.75%, 8/1/16	2,340	2,644,200
United Rentals North America, Inc., 10.875%, 6/15/16	2,345	2,649,850
West Corp., 9.50%, 10/15/14	2,480	2,579,200

		$44,647,563

Steel — 0.6%

AK Steel Corp., 7.625%, 5/15/20	$1,140	$1,179,900
RathGibson, Inc., Sr. Notes, 11.25%, 2/15/14(3)	5,225	1,312,781
United States Steel Corp., Sr. Notes, 7.375%, 4/1/20	2,700	2,787,750

		$5,280,431

Super Retail — 6.1%

Express, LLC/Express Finance Corp., Sr. Notes, 8.75%, 3/1/18(5)	$3,250	$3,363,750
General Nutrition Center, Sr. Notes, (PIK), Variable Rate, 5.75%, 3/15/14	4,445	4,256,088
General Nutrition Center, Sr. Sub. Notes, 10.75%, 3/15/15	7,050	7,217,437
Limited Brands, Inc., 8.50%, 6/15/19	3,135	3,495,525
Michaels Stores, Inc., 13.00%, (0.00% until 11/1/11), 11/1/16	2,700	2,430,000
Neiman Marcus Group, Inc., (PIK), 9.00%, 10/15/15	3,209	3,305,144
Sally Holdings, LLC, Sr. Notes, 10.50%, 11/15/16	5,645	6,223,613
Sonic Automotive, Inc., 5.00%, 10/1/29	2,200	2,455,750
Sonic Automotive, Inc., Sr. Sub. Notes, 9.00%, 3/15/18(5)	410	428,450
Toys “R” Us, 7.625%, 8/1/11	6,135	6,395,737
Toys “R” Us, 10.75%, 7/15/17(5)	3,945	4,497,300
Toys “R” Us Property Co., LLC, 8.50%, 12/1/17(5)	875	929,688
Yankee Acquisition Corp., 9.75%, 2/15/17	4,950	5,197,500

		$50,195,982

Technology — 2.9%

Advanced Micro Devices, Inc., 8.125%, 12/15/17(5)	$1,005	$1,040,175
Amkor Technologies, Inc., Sr. Notes, 9.25%, 6/1/16	2,635	2,819,450
Avaya, Inc., Sr. Notes, 9.75%, 11/1/15	2,930	2,966,625
Avaya, Inc., Sr. Notes, (PIK), 10.125%, 11/1/15	4,792	4,657,249
Brocade Communications Systems, Inc., Sr. Notes, 6.625%, 1/15/18(5)	680	703,800
Brocade Communications Systems, Inc., Sr. Notes, 6.875%, 1/15/20(5)	855	887,063
Sorenson Communications, Inc., Sr. Notes, 10.50%, 2/1/15(5)	4,075	3,993,500
SunGard Data Systems, Inc., Sr. Notes, 10.625%, 5/15/15	6,375	7,060,312

		$24,128,174

Telecommunications — 6.1%

Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Notes, 12.00%, 12/1/15(5)	$3,770	$3,949,075
Digicel Group, Ltd., Sr. Notes, (PIK), 9.125%, 1/15/15(5)	8,397	8,522,955
Digicel Group, Ltd., Sr. Notes, 10.50%, 4/15/18(5)	1,175	1,260,187
Digicel Group, Ltd., Sr. Notes, 12.00%, 4/1/14(5)	1,195	1,374,250
Intelsat Bermuda, Ltd., 11.25%, 6/15/16	3,050	3,316,875
Intelsat Corp., 9.25%, 8/15/14	1,385	1,440,400
Intelsat Jackson Holdings, Ltd., 9.50%, 6/15/16	2,413	2,575,877
Intelsat Subsidiary Holdings Co., Ltd., 8.875%, 1/15/15(5)	865	899,600
NII Capital Corp., 8.875%, 12/15/19(5)	3,235	3,445,275
NII Capital Corp., 10.00%, 8/15/16(5)	2,740	3,055,100
SBA Telecommunications, Inc., 8.00%, 8/15/16(5)	1,145	1,213,700
SBA Telecommunications, Inc., 8.25%, 8/15/19(5)	765	824,288
Sprint Capital Corp., 6.875%, 11/15/28	1,115	975,625
Telesat Canada/Telesat, LLC, Sr. Notes, 11.00%, 11/1/15	7,770	8,741,250
Telesat Canada/Telesat, LLC, Sr. Sub. Notes, 12.50%, 11/1/17	4,060	4,755,275
Wind Acquisition Finance SA, Sr. Notes, 11.75%, 7/15/17(5)	3,060	3,419,550

		$49,769,282

Textiles / Apparel — 1.5%

Levi Strauss & Co., Sr. Notes, 7.625%, 5/15/20(5)	$1,025	$1,040,375
Levi Strauss & Co., Sr. Notes, 8.875%, 4/1/16	10	10,650
Levi Strauss & Co., Sr. Notes, 9.75%, 1/15/15	810	855,562

See notes to financial statements

High Income Opportunities Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

	Principal
	Amount
Security	(000’s omitted)	Value

Textiles / Apparel (continued)

Oxford Industries, Inc., Sr. Notes, 11.375%, 7/15/15	$1,945	$2,188,125
Perry Ellis International, Inc., Sr. Sub. Notes, 8.875%, 9/15/13	3,710	3,802,750
Phillips-Van Heusen Corp., Sr. Notes, 7.375%, 5/15/20	1,370	1,411,100
Phillips-Van Heusen Corp., Sr. Notes, 7.75%, 11/15/23	2,780	2,976,702

		$12,285,264

Transportation Ex Air / Rail — 1.2%

CEVA Group, PLC, Sr. Notes, 11.50%, 4/1/18(5)	$2,815	$3,043,719
CEVA Group, PLC, Sr. Notes, 11.625%, 10/1/16(5)	880	960,300
Overseas Shipholding Group, Inc., Sr. Notes, 8.125%, 3/30/18	1,360	1,394,000
Swift Transportation Co., Inc., Sr. Notes, 12.50%, 5/15/17(5)	1,490	1,506,762
Teekay Corp., Sr. Notes, 8.50%, 1/15/20	1,080	1,144,800
Western Express, Inc., 12.50%, 4/15/15(5)	2,000	1,965,000

		$10,014,581

Utilities — 1.8%

AES Eastern Energy, Series 99-A, 9.00%, 1/2/17	$2,052	$2,108,275
Calpine Construction Finance Co., Sr. Notes, 8.00%, 6/1/16(5)	3,315	3,447,600
Dynegy Holdings, Inc., Sr. Notes, 8.375%, 5/1/16	570	504,450
Edison Mission Energy, Sr. Notes, 7.20%, 5/15/19	790	568,800
Energy Future Holdings Corp., (PIK), 11.25%, 11/1/17	4,185	2,819,644
NGC Corp., 7.625%, 10/15/26	3,205	2,227,475
NRG Energy, Inc., Sr. Notes, 7.375%, 2/1/16	2,670	2,649,975
Reliant Energy, Inc., Sr. Notes, 7.625%, 6/15/14	370	369,538

		$14,695,757

Total Corporate Bonds & Notes
(identified cost $691,719,533)		$699,554,420

Convertible Bonds — 2.4%

Automotive & Auto Parts — 0.3%

Ford Motor Co., 4.25%, 11/15/16	$1,650	$2,576,063

		$2,576,063

Building Materials — 0.3%

Cemex SAB de CV, 4.875%, 3/15/15(5)	$2,245	$2,587,362

		$2,587,362

Cable / Satellite TV — 1.1%

Virgin Media, Inc., 6.50%, 11/15/16	$7,310	$9,146,637

		$9,146,637

Health Care — 0.2%

Kendle International, Inc., 3.375%, 7/15/12	$680	$646,850
LifePoint Hospitals, Inc., 3.25%, 8/15/25	525	521,719

		$1,168,569

Hotels — 0.2%

Gaylord Entertainment Co., 3.75%, 10/1/14(5)	$1,355	$1,891,919

		$1,891,919

Technology — 0.3%

Advanced Micro Devices, Inc., 6.00%, 5/1/15	$2,725	$2,639,844

		$2,639,844

Total Convertible Bonds
(identified cost $13,515,662)		$20,010,394

Common Stocks — 3.6%

Security	Shares	Value

Automotive & Auto Parts — 0.7%

Lear Corp.(6)	75,000	$6,088,500

		$6,088,500

Building Materials — 0.2%

Panolam Holdings Co.(4)(7)	3,117	$1,712,791

		$1,712,791

Consumer Products — 0.0%

HF Holdings, Inc.(4)(6)	13,600	$0

		$0

See notes to financial statements

High Income Opportunities Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares		Value

Energy — 0.1%

SemGroup Corp.(6)	16,378		$475,781

			$475,781

Gaming — 0.0%

Fontainebleau Equity Holdings, Class A(4)(6)(7)	148,726		$1,487
Shreveport Gaming Holdings, Inc.(4)	4,858		87,444

			$88,931

Publishing / Printing — 0.0%

Dex One Corp.(6)	10,138		$307,283

			$307,283

Services — 0.8%

Geo Group, Inc. (The)(6)	300,000		$6,354,000

			$6,354,000

Super Retail — 1.1%

GameStop Corp., Class A(6)	300,000		$7,293,000
GNC Acquisition Holdings, Class A(4)(6)(7)	108,818		1,280,788

			$8,573,788

Technology — 0.7%

Amkor Technology, Inc.(6)	800,000		$6,032,000

			$6,032,000

Total Common Stocks
(identified cost $30,444,993)			$29,633,074

Convertible Preferred Stocks — 0.3%

Security	Shares		Value

Energy — 0.3%

Chesapeake Energy Corp., 4.50%	22,471		$1,878,351
Chesapeake Energy Corp., 5.00%(5)	6,292		539,539

			$2,417,890

Total Convertible Preferred Stocks
(identified cost $2,908,400)			$2,417,890

Preferred Stocks — 0.3%

Security	Shares/Units		Value

Gaming — 0.0%

Fontainebleau Resorts LLC, (PIK)(4)(6)(7)	4,544		$45

			$45

Homebuilders / Real Estate — 0.3%

GGP Capital Trust I(5)(6)	3,000,000	(8)	$1,950,000

			$1,950,000

Super Retail — 0.0%

GNC Acquisition Holdings(4)(6)(7)	37,182		$224,951

			$224,951

Total Preferred Stocks
(identified cost $7,130,370)			$2,174,996

Miscellaneous — 0.1%

Security	Shares		Value

Cable / Satellite TV — 0.1%

Adelphia, Inc., Escrow Certificate(6)	7,585,000		$133,496
Adelphia, Inc., Escrow Certificate(6)	3,555,000		62,568
Adelphia Recovery Trust(6)	10,758,837		390,008

			$586,072

Energy — 0.0%

SemGroup Corp., Escrow Certificate(4)(6)	6,330,000		$0
VeraSun Energy Corp., Escrow Certificate(4)(6)	1,240,000		0

			$0

Services — 0.0%

NCS Acquisition Corp., Escrow Certificate(6)	2,640,000		$433,488

			$433,488

See notes to financial statements

High Income Opportunities Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Utilities — 0.0%

Mirant Corp., Escrow Certificate(4)(6)(7)	3,200,000	$320
Mirant Corp., Escrow Certificate(4)(6)(7)	1,440,000	144

		$464

Total Miscellaneous
(identified cost $10,919,998)		$1,020,024

Warrants — 0.3%

Security	Shares	Value

Energy — 0.0%

SemGroup Corp., Expires 11/30/14(4)(6)	17,240	$142,230

		$142,230

Food / Beverage / Tobacco — 0.0%

ASG Consolidated, LLC/ASG Finance, Inc., Expires 5/15/18(6)	1,610	$0

		$0

Gaming — 0.3%

Peninsula Gaming LLC, Convertible Preferred Membership Interests(4)(6)(7)	25,351	$2,466,672

		$2,466,672

Publishing / Printing — 0.0%

Reader’s Digest Association, Inc. (The), Expires 2/15/17(4)(6)	17,588	$0

		$0

Total Warrants
(identified cost $172)		$2,608,902

Short-Term Investments — 2.7%

	Interest
Security	(000’s Omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.19%(8)	$22,023	$22,022,815

Total Short-Term Investments
(identified cost $22,022,815)		$22,022,815

Total Investments — 99.9%
(identified cost $830,344,843)		$822,437,798

Other Assets — 0.1%		$528,237

Net Assets — 100.0%		$822,966,035

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

DIP - Debtor In Possession

PIK - Payment In Kind

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	This Senior Loan will settle after April 30, 2010, at which time the interest rate will be determined.

(3)	Defaulted security. Currently the issuer is in default with respect to interest and/or principal payments.

(4)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(5)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions and remain exempt from registration, normally to qualified institutional buyers. At April 30, 2010, the aggregate value of these securities is $313,217,394 or 38.1% of the Portfolio’s net assets.

(6)	Non-income producing security.

(7)	Restricted security (see Note 5).

(8)	Reflects stated liquidation amount.

See notes to financial statements

High Income Opportunities Portfolio as of April 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

(9)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2010. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC and Cash Management Portfolio, an affiliated investment company, for the six months ended April 30, 2010 was $7,471 and $0, respectively.

See notes to financial statements

High Income Opportunities Portfolio as of April 30, 2010

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2010

Assets

Unaffiliated investments, at value (identified cost, $808,322,028)	$800,414,983
Affiliated investment, at value (identified cost, $22,022,815)	22,022,815
Cash	953,655
Restricted cash*	29,000
Interest and dividends receivable	18,225,374
Interest receivable from affiliated investment	1,797
Receivable for investments sold	7,043,743
Receivable for open swap contracts	386,964
Other assets	198,050

Total assets	$849,276,381

Liabilities

Payable for investments purchased	$25,156,920
Premium received on open swap contracts	266,786
Payable for closed swap contracts	376,881
Payable to affiliates:
Investment adviser fee	385,954
Trustees’ fees	2,185
Accrued expenses	121,620

Total liabilities	$26,310,346

Net Assets applicable to investors’ interest in Portfolio	$822,966,035

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$830,486,116
Net unrealized depreciation	(7,520,081)

Total	$822,966,035

*	Represents restricted cash on deposit at the custodian as collateral for open swap contracts.

Statement of Operations

For the Six Months Ended
April 30, 2010

Investment Income

Interest and other income	$37,156,113
Dividends	105,327
Interest allocated from affiliated investments	10,617
Expenses allocated from affiliated investments	(3,146)

Total investment income	$37,268,911

Expenses

Investment adviser fee	$2,264,060
Trustees’ fees and expenses	13,211
Custodian fee	130,050
Legal and accounting services	56,908
Miscellaneous	38,488

Total expenses	$2,502,717

Deduct —
Reduction of custodian fee	$100

Total expense reductions	$100

Net expenses	$2,502,617

Net investment income	$34,766,294

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$6,679,126
Investment transactions allocated from affiliated investments	1,153
Swap contracts	233,135

Net realized gain	$6,913,414

Change in unrealized appreciation (depreciation) —
Investments	$44,944,026
Swap contracts	(348,325)

Net change in unrealized appreciation (depreciation)	$44,595,701

Net realized and unrealized gain	$51,509,115

Net increase in net assets from operations	$86,275,409

See notes to financial statements

High Income Opportunities Portfolio as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	April 30, 2010	Year Ended
in Net Assets	(Unaudited)	October 31, 2009

From operations —
Net investment income	$34,766,294	$61,608,446
Net realized gain (loss) from investment transactions, swap contracts and foreign currency and forward foreign currency exchange contract transactions	6,913,414	(52,689,551)
Net change in unrealized appreciation (depreciation) from investments, swap contracts, foreign currency and forward foreign currency exchange contracts	44,595,701	190,325,398

Net increase in net assets from operations	$86,275,409	$199,244,293

Capital transactions —
Contributions	$73,334,954	$138,360,690
Withdrawals	(47,500,418)	(106,809,974)

Net increase from capital transactions	$25,834,536	$31,550,716

Net increase in net assets	$112,109,945	$230,795,009

Net Assets

At beginning of period	$710,856,090	$480,061,081

At end of period	$822,966,035	$710,856,090

See notes to financial statements

High Income Opportunities Portfolio as of April 30, 2010

FINANCIAL STATEMENTS CONT’D

Supplementary Data

	Six Months Ended		Year Ended October 31,
	April 30, 2010
	(Unaudited)		2009	2008	2007	2006	2005

Ratios/Supplemental Data

Ratios (as a percentage of average daily net assets):
Expenses(1)	0.65	%(2)	0.79%	0.70%	0.63%	0.59%	0.58%
Net investment income	9.04	%(2)	11.34%	9.38%	8.33%	8.13%	8.06%
Portfolio Turnover	38	%(3)	72%	48%	81%	62%	62%

Total Return	11.75	%(3)	38.97%	(29.08)%	6.54%	11.66%	6.54%

Net assets, end of period (000’s omitted)	$822,966		$710,856	$480,061	$872,268	$1,087,324	$1,110,139

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	Not annualized.

See notes to financial statements

High Income Opportunities Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

High Income Opportunities Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2010, Eaton Vance High Income Opportunities Fund, Eaton Vance Floating-Rate & High Income Fund, Eaton Vance Strategic Income Fund and Eaton Vance International (Cayman Islands) Strategic Income Fund (formerly, Eaton Vance Medallion Strategic Income Fund) held an interest of 55.9%, 15.4%, 17.6% and 2.2%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt securities purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans are valued in the same manner as Senior Loans. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Credit default swaps are normally valued using valuations provided by a third party pricing service. The pricing services employ electronic data processing techniques to determine the present value based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades

High Income Opportunities Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

and implied bid/ask spreads. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of April 30, 2010, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended October 31, 2009 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have

High Income Opportunities Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no benefits from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio effectively adds leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation.

Upfront payments or receipts, if any, are recorded as other assets or other liabilities, respectively, and amortized over the life of the swap contract as realized gains or losses. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

J  Interim Financial Statements — The interim financial statements relating to April 30, 2010 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.30% of the Portfolio’s average daily net assets up to $500 million, 0.275% from $500 million up to $1 billion and at reduced rates as daily net assets exceed that level; plus 3.00% of the Portfolio’s daily gross income (i.e., income other than gains from the sale of securities) when daily net assets are less than $500 million, 2.75% when daily net assets are $500 million but less than $1 billion, and at reduced rates as daily net assets exceed that level, and is payable monthly. Prior to its liquidation in February 2010, the portion of the adviser fee payable by Cash Management Portfolio, an affiliated investment company, on the Portfolio’s investment of cash therein was credited against the Portfolio’s investment adviser fee. The Portfolio currently invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended April 30, 2010, the Portfolio’s investment adviser fee totaled $2,265,451 of which $1,391 was allocated from Cash Management Portfolio and $2,264,060 was paid or accrued directly by the Portfolio. For the six months ended April 30, 2010, the Portfolio’s investment adviser fee, including the portion allocated from Cash Management Portfolio, was 0.59% (annualized) of the Portfolio’s average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to

High Income Opportunities Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2010, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $317,884,170 and $288,083,680, respectively, for the six months ended April 30, 2010.

4   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$835,809,947

Gross unrealized appreciation	$60,822,710
Gross unrealized depreciation	(74,194,859)

Net unrealized depreciation	$(13,372,149)

5   Restricted Securities

At April 30, 2010, the Portfolio owned the following securities (representing 0.7% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares/Units	Cost		Value

Stocks, Miscellaneous, and Warrants

GNC Acquisition Holdings, Class A	3/15/07	108,818	$544,090		$1,280,788
GNC Acquisition Holdings, Preferred	3/15/07	37,182	185,910		224,951
Fontainebleau Equity Holdings, Class A	6/1/07	148,726	1,784,712		1,487
Fontainebleau Resorts LLC (PIK), Preferred	6/1/07	4,544	4,544,460		45
Mirant Corp., Escrow Certificate	1/5/06	1,440,000	0	(1)	144
Mirant Corp., Escrow Certificate	1/5/06	3,200,000	0	(1)	320
Panolam Holding Co., Common	12/30/09	3,117	1,712,791		1,712,791
Peninsula Gaming LLC, Convertible Preferred Membership Interests	7/8/99	25,351	0	(1)	2,466,672

Total Restricted Securities			$8,771,963		$5,687,198

(1)	Less than $0.50.

6   Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at April 30, 2010 is as follows:

Credit Default Swaps — Sell Protection

			Notional	Receive
			Amount**	Annual		Net
	Reference	Credit	(000’s	Fixed	Termination	Unrealized
Counterparty	Entity	Rating*	omitted)	Rate	Date	Appreciation

Citigroup, Inc.	First Data Corp.	Caa1/B-	$4,560	5.00%(1)	12/20/10	$386,964

$386,964

*	Credit ratings are those of Moody’s Investors Service, Inc. and Standard & Poor’s Corporation. The credit ratings of the reference debt obligation (together with the unrealized appreciation or depreciation on the swap) are a representative measure of the current payment/performance risk of the credit default swap. A lower credit rating increases the probability of the occurrence of a credit event.

**	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2010, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $4,560,000.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

At April 30, 2010, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. The Portfolio may enter into credit default swap contracts to manage its credit risk, to gain exposure to a credit in which it may otherwise invest, or to enhance return.

The Portfolio enters into swap contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those swaps in a

High Income Opportunities Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

liability position. At April 30, 2010, the Portfolio held no derivatives with credit-related contingent features in a net liability position.

The non-exchange traded derivatives in which the Portfolio invests, including swap contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. At April 30, 2010, the maximum amount of loss the Portfolio would incur due to counterparty risk was $386,964, representing the fair value of such derivatives in an asset position. Such amount would be reduced by any unamortized upfront payments received by the Portfolio. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of the Portfolio if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would also reduce the amount of any loss incurred.

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is credit risk at April 30, 2010 was as follows:

	Fair Value

Derivative	Asset Derivative(1)	Liability Derivative

Credit default swap contracts	$386,964	$—

(1)	Statement of Assets and Liabilities location: Receivable for open swap contracts; Net unrealized depreciation.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is credit risk for the six months ended April 30, 2010 was as follows:

Change in
Unrealized
	Realized Gain	Appreciation
	(Loss) on	(Depreciation) on
	Derivatives	Derivatives
	Recognized in	Recognized in
Derivative	Income(1)	Income(2)

Credit default swap contracts	$233,135	$(348,325)

(1)	Statement of Operations location: Net realized gain (loss) – Swap contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Swap contracts.

The average notional amount of credit default swap contracts outstanding during the six months ended April 30, 2010, which is indicative of the volume of this derivative type, was $9,024,000.

7   Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2010.

8   Concentration of Credit Risk

The Portfolio regularly invests in lower rated and comparable quality unrated high yield securities. These investments have different risks than investments in debt securities rated investment grade and held by the Portfolio. Risk of loss upon default by the borrower is significantly greater with respect to such debt than with other debt securities because these securities are generally unsecured and are more sensitive to adverse economic conditions, such as recession or increasing interest rates, than are investment grade issuers.

9   Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

High Income Opportunities Portfolio as of April 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Senior Floating-Rate Interests	$—	$41,382,975	$1,612,308	$42,995,283
Corporate Bonds & Notes	—	695,217,667	4,336,753	699,554,420
Convertible Bonds	—	20,010,394	—	20,010,394
Common Stocks	26,550,564	—	3,082,510	29,633,074
Convertible Preferred Stocks	1,878,351	539,539	—	2,417,890
Preferred Stocks	—	1,950,000	224,996	2,174,996
Miscellaneous	—	1,019,560	464	1,020,024
Warrants	—	—	2,608,902	2,608,902
Short-Term Investments	—	22,022,815	—	22,022,815

Total Investments	$28,428,915	$782,142,950	$11,865,933	$822,437,798

Credit Default Swaps	$—	$386,964	$—	$386,964

Total	$28,428,915	$782,529,914	$11,865,933	$822,824,762

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in
	Senior	Investments in
	Floating-	Corporate	Investments in	Investments in
	Rate	Bonds &	Common	Preferred	Investments in	Investments in
	Interests	Notes	Stocks	Stocks	Warrants	Miscellaneous	Total

Balance as of October 31, 2009	$—	$621,378	$1,369,719	$224,996	$2,466,672	$464	$4,683,229
Realized gains (losses)	—	9,623	—	—	—	—	9,623
Change in net unrealized appreciation (depreciation)*	—	(27,803)	—	—	142,058	—	114,255
Net purchases (sales)	—	(280,623)	1,712,791	—	172	—	1,432,340
Accrued discount (premium)	—	243	—	—	—	—	243
Net transfers to (from) Level 3	1,612,308	4,013,935	—	—	—	—	5,626,243

Balance as of April 30, 2010	$1,612,308	$4,336,753	$3,082,510	$224,996	$2,608,902	$464	$11,865,933

Change in net unrealized appreciation (depreciation) on investments still held as of April 30, 2010*	$—	$(82,490)	$—	$—	$142,058	$—	$59,568

*	Amount is included in the related amount on investments in the Statement of Operations.

Eaton Vance High Income Opportunities Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 26, 2010, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2010. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

Eaton Vance High Income Opportunities Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2010, with respect to one or more Funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, thirteen, three, eight and fifteen times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of High Income Opportunities Portfolio (the “Portfolio”), the portfolio in which Eaton Vance High Income Opportunities Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. In particular, the Board evaluated the abilities and experience of such investment personnel in analyzing special considerations relevant to investing in high-yield debt. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Eaton Vance High Income Opportunities Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of comparable funds identified by an independent data provider as well as a peer group of similarly managed funds and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three- and five-year periods ended September 30, 2009 and December 31, 2009 for the Fund. In considering the Fund’s longer-term performance record, the Board noted that the Fund’s performance had improved relative to its peers in recent periods. On the basis of the foregoing and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Portfolio and by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2009, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the fund complex level.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

Eaton Vance High Income Opportunities Fund

OFFICERS AND TRUSTEES

Eaton Vance High Income Opportunities Fund

Officers
Thomas E. Faust Jr.
President and Trustee

William H. Ahern, Jr.
Vice President

John R. Baur
Vice President

Maria C. Cappellano
Vice President

Michael A. Cirami
Vice President

Cynthia J. Clemson
Vice President

John H. Croft
Vice President

Charles B. Gaffney
Vice President

Christine M. Johnston
Vice President

Aamer Khan
Vice President

Thomas H. Luster
Vice President

Jeffrey A. Rawlins
Vice President

Duncan W. Richardson
Vice President

Judith A. Saryan
Vice President

Susan Schiff
Vice President

Thomas Seto
Vice President

David M. Stein
Vice President

Eric A. Stein
Vice President

Dan R. Strelow
Vice President

Mark S. Venezia
Vice President

Adam A. Weigold
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

Eaton Vance High Income Opportunities Fund

OFFICERS AND TRUSTEES CONT’D

High Income Opportunities Portfolio

Officers Michael W. Weilheimer President Thomas P. Huggins Vice President Barbara E. Campbell Treasurer Maureen A. Gemma Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

This Page Intentionally Left Blank

Investment Adviser of High Income Opportunities Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator of Eaton Vance High Income Opportunities Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
PNC Global Investment Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance High Income Opportunities Fund
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

446-6/10	HISRC

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).
Item 4. Principal Accountant Fees and Services
Not required in this filing.
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not required in this filing.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not required in this filing.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not required in this filing.
Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
High Income Opportunities Portfolio

By:	/s/ Michael W. Weilheimer Michael W. Weilheimer President
Date: June 11, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell Barbara E. Campbell Treasurer
Date: June 11, 2010

By:	/s/ Michael W. Weilheimer Michael W. Weilheimer President
Date: June 11, 2010